Goodwill And Intangible Assets, Net (Schedule Of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets, Net [Abstract]
2013	$ 97
2014	97
2015	97
2016	97
2017 and thereafter	268
Intangible assets, net	$ 656	$ 609